BIOLOGICAL ASSETS	12 Months Ended
Dec. 31, 2022
BIOLOGICAL ASSETS.
BIOLOGICAL ASSETS
13.	BIOLOGICAL ASSETS

The roll-forward of biological assets is as set forth below:

	December 31,	December 31,
	2022	2021
Opening balance	12,248,732	11,161,210
Additions	4,957,380	3,807,608
Depletions	(3,665,057)	(3,189,726)
Transfers		23,471
Gain on fair value adjustments	1,199,759	763,091
Disposals	(82,331)	(211,433)
Other write-offs	(26,297)	(105,489)
Closing balance	14,632,186	12,248,732

The calculation of fair value of the biological assets falls under Level 3 in the hierarchy set forth in IFRS 13 — Measurement of Fair Value, due to the complexity and structure of the calculation.

The assumptions such as the average annual growth (“IMA”), discount rate, and average gross selling price of eucalyptus, stand out as being the most sensitive, where increases or reductions in these assumptions could generate significant gains or losses in the measurement of fair value.

The assumptions used in the measurement of the fair value of biological assets were as follow:

i)	Average cycle of forest formation between 6 and 7 years;
ii)	Effective area of forest from the 3rd year of planting;
iii)	The IMA consists of the estimated volume of production of wood with bark in m3 per hectare, ascertained based on the genetic material used in each region, silvicultural practices and forest management, production potential, climate factors and soil conditions;
iv)	The estimated average standard cost per hectare includes silvicultural and forest management expenses, applied to each year of formation of the biological cycle of the forests, plus the costs of land lease agreements and the opportunity cost of owning land;
v)	The average gross selling prices of eucalyptus were based on specialized research on transactions carried out by the Company with independent third parties; and
vi)	The discount rate used in cash flows is measured based on the capital structure and other economic assumptions of an independent market participant in the sale of standing wood (forests).

The table below discloses the measurement of the premises adopted:

	December 31,	December 31,
	2022	2021
Planted useful area (hectare)	1,097,081	1,060,806
Mature assets	134,752	138,739
Immature assets	962,329	922,067
Average annual growth (IMA) – m3/hectare/year	37.07	37.58
Average gross sale price of eucalyptus – R$/m3	90.16	76.38
Discount rate - % (post-tax)	9.1%	8.9%

The pricing model considers the net cash flows, after the deduction of taxes on profit at the applicable rates.

The fair value adjustment justified by the combined variations of the indicators mentioned above resulted in a positive variation of R$1,199,759 recognized in other operating income (expenses), net (Note 30).

	December 31,	December 31,
	2022	2021
Physical changes	(37,088)	148,190
Price	1,236,847	614,901
	1,199,759	763,091

The Company manages the financial and climate risks related to its agricultural activities in a preventive manner. To reduce the risks arising from edaphoclimatic factors, the weather is monitored through meteorological stations and, in the event of pests and diseases, our Department of Forestry Research and Development, an area specialized in physiological and phytosanitary aspects, has procedures to diagnose and act rapidly against any occurrences and losses (Note 4.7).

The Company has no biological assets pledged for the year ended December 31, 2022 and the year ended December 31, 2021.